Equity - Schedule of Movements in Options (Details) - Employee benefits [Member]	12 Months Ended
	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Schedule of Movements in Options [Line Items]
Beginning balance ,share	1,152,292,496	186,960,995	151,710,315
Beginning balance, value	$ 13,197,222	$ 14,014,559	$ 10,642,295
Issue of unlisted options, shares		968,815,574	16,455,224
Issue of unlisted options, value		$ 29,985	$ 763,778
Issue of listed options, share (in Shares) | shares	1,179,266,658
Issue of listed options, value
Issue of ESOP unlisted options, shares	214,480,666	164,472,155	18,795,456
Issue of ESOP unlisted options, value	$ 1,939,747	$ 1,396,110	$ 742,379
Forfeiture of options, share	(37,224,710)	(4,351,176)
Forfeiture of options, value	$ (334,164)	$ (221,170)
Expiration of options ,share	(6,605,604)	(163,605,052)
Expiration of options, value	$ (1,730,159)	$ (2,797,451)
Expense for share-based payments for options previously issued, shares
Expense for share-based payments for options previously issued, value	$ 800,372	$ 775,189	$ 1,866,107
Ending balance, share	2,502,209,506	1,152,292,496	186,960,995
Ending balance, value	$ 13,873,018	$ 13,197,222	$ 14,014,559